THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MARCH 31, 2002.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:               March 31, 2001


Check here if Amendment               [X]    Amendment Number :     2
                                                                --------
This Amendment (Check only one.):     [ ]    is a restatement
                                      [X]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SAB Capital Advisors, LLC
           --------------------------------------
Address:   712 Fifth Avenue, 42nd Floor
           --------------------------------------
           New York, NY 10019
           --------------------------------------

Form 13F File Number:      28-06341
                              -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott A. Bommer
           ----------------------------------------
Title:     Managing Member of the General Partner
           ----------------------------------------
Phone:     212-457-8010
           ----------------------------------------

Signature, Place, and Date of Signing:

     /s/ SCOTT A. BOMMER              New York, NY           August 30, 2002
------------------------------     -------------------     --------------------
        (Signature)                   (City, State)               (Date)

Report Type ( Check only one.):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1
                                          ---------------
Form 13F Information Table Entry Total:         16
                                          ---------------
Form 13F Information Table Value Total:       81,470     (thousands)
                                          ---------------

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


   No.           Form 13F File Number              Name
   ---           --------------------              ----
    1            28-06339                          SAB Capital Management, LLC

This filing supercedes Amendment No. 1 filed on May 15, 2002, which filing restated all holdings of the investment manager. This Amendment No. 2 reflects only the addition of the indicated holdings, for which confidential treatment has expired, rather than restating all holdings, and supplements the Form 13F filed on May 15, 2001.


                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME  OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER             CLASS          CUSIP       (x 1000)     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN
PHYSICIANS CAP
INC                COMMON STOCK   028884104     6,534       358,000    SH            DEFINED          1        358,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
CHEAP TICKETS
INC                COMMON STOCK   162672109    23,626     2,305,000    SH            DEFINED          1      2,305,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
CRESTLINE
CAPITAL CORP       COMMON STOCK   226153104     4,208       155,000    SH            DEFINED          1        155,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
GUESS? INC         COMMON STOCK   401617105       715       115,500    SH            DEFINED          1        115,500   0      0
------------------------------------------------------------------------------------------------------------------------------------
OFFICE DEPOT
INC.               COMMON STOCK   676220106    19,688     2,250,000    SH            DEFINED          1      2,250,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
ORIENT EXPRESS
HOTELS LTD         COMMON STOCK   G67743107     2,070       115,000    SH            DEFINED          1        115,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
PPL CORPORATION    COMMON STOCK   69351T106       528        12,000    SH            DEFINED          1         12,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
PROXICOM INC       COMMON STOCK   744282104       113        38,600    SH            DEFINED          1         38,600   0      0
------------------------------------------------------------------------------------------------------------------------------------
RIVERSTONE
NETWORKS INC       COMMON STOCK   769320102       466        50,000    SH            DEFINED          1         50,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
SCOTTISH ANNUITY
& LIFE HLDG        COMMON STOCK   G7885T104    10,137       705,200    SH            DEFINED          1        705,200   0      0
------------------------------------------------------------------------------------------------------------------------------------
SHOE CARNIVAL
INC                COMMON STOCK   824889109     9,127     1,021,240    SH            DEFINED          1      1,021,240   0      0
------------------------------------------------------------------------------------------------------------------------------------
VIANT CORP         COMMON STOCK   92553N107       234        93,600    SH            DEFINED          1         93,600   0      0
------------------------------------------------------------------------------------------------------------------------------------
VIANT CORP
MAY 10 CALLS       COMMON STOCK   92553N907        12         1,900    SH    CALLS   DEFINED          1          1,900   0      0
------------------------------------------------------------------------------------------------------------------------------------
VIANT CORP
MAY 7.5 CALLS      COMMON STOCK   92553N907        18         2,850    SH    CALLS   DEFINED          1          2,850   0      0
------------------------------------------------------------------------------------------------------------------------------------
WHITE MOUNTAIN
INSURANCE GP       COMMON STOCK   G9618E107     3,614        11,000    SH            DEFINED          1         11,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
WINSTAR
COMMUNICATIONS
INC                COMMON STOCK   975515107       380       176,000    SH            DEFINED          1        176,000   0      0
------------------------------------------------------------------------------------------------------------------------------------

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.